Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Line Items]
Loan Commitments	$ 50,242,705	$ 40,701,380
Letters of Credit Outstanding	$ 2,855,480	$ 2,809,330